As filed with the Securities and Exchange Commission on or about August 29, 2019.

Registration Statement File No. 333-215823

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

☒         UNDER THE SECURITIES ACT OF 1933

☐        Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 4

and/or

REGISTRATION STATEMENT

☒         UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 198

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On _________ pursuant to paragraph (b) of Rule 485.

☒	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On _________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B

The Prospectus dated May 1, 2019, as supplemented, and Statement of Additional Information dated May 1, 2019 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 4 by reference to Registrant’s filings under Rule 485(b) as filed on April 26, 2019 and May 22, 2019.

A supplement dated August 29, 2019 to the Prospectus and Statement of Additional Information is included in Parts A and B of this Post-Effective Amendment No. 4.

Supplement dated August 29, 2019
to the Prospectus dated May 1, 2019, as supplemented, and
to the Statement of Additional Information dated May 1, 2019, for:

MassMutual ElectrumSM

This supplement revises the Prospectus and Statement of Additional Information to reflect the following changes:

For policies issued after December 31, 2019, the maximum insurance charge rates will be based on the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the insured on his/her last birthday (the “2017 CSO”). In connection with the change to the 2017 CSO, certain other fees and charges will change as reflected below.

The changes to the Prospectus are as follows:

Fee Tables

•	The Periodic Charges Other than Fund Operating Expenses sub-section in the Fee Tables section is replaced with the following:

Periodic Charges Other than Fund Operating Expenses

This table describes the fees and expenses that you will pay periodically, other than Fund operating expenses, during the time that you own the certificate.

Charge	When Charge is Deducted	Amount Deducted
For policies issued on or before December 31, 2019
Cost of Insurance Charge [1,2]	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $27.87 per $1,000 of Insurance Risk	Minimum: • $0.01 per $1,000 of Insurance Risk
Cost of Insurance Charge for a 45 year old non-smoker in the standard risk classification, with Death Benefit Option 1.[3]	Monthly, on the policy’s Monthly Calculation Date	• $0.04 per $1,000 of Insurance Risk
Base Face Amount Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $0.05 per $1,000 of Base Selected Face Amount	Current: Policy Years 1 – 2: • $0.05 per $1,000 of Base Selected Face Amount Policy Years 3+: • $0.03 per $1,000 of Base Selected Face Amount
For policies issued after December 31, 2019
Cost of Insurance Charge [1,2]	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $23.98 per $1,000 of Insurance Risk	Minimum: • $0.01 per $1,000 of Insurance Risk
Cost of Insurance Charge for a 45 year old non-smoker in the standard risk classification, with Death Benefit Option 1.[3]	Monthly, on the policy’s Monthly Calculation Date	• $0.04 per $1,000 of Insurance Risk
Base Face Amount Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $0.025 per $1,000 of Base Selected Face Amount	Current: • $0.025 per $1,000 of Base Selected Face Amount
For policies issued on, before or after December 31, 2019
Administrative Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $9.00 per month	Current: • $5.00 per month
Mortality & Expense Risk Charge [4]	Monthly, on the policy’s Monthly Calculation Date	Maximum Annual Rate: • 0.90% of the policy’s Variable Account Value

Current Annual Rate:
Policy Years 1 – 5:

• 0.25% of the policy’s Variable Account Value
Policy Years 6 – 15:

• 0.20% of the policy’s Variable Account Value
Policy Years 16+:

• 0.10% of the policy’s Variable Account Value

Page 1 of 14	L8097_19_01

Loan Interest Rate Expense Charge [5]	Reduces the interest we credit on the loaned value. We credit the loan interest daily.	Maximum Annual Rate: • 3.00% of loaned amount	Current Annual Rate: Policy Years 1 – 10: • 1.00% of loaned amount Policy Years 11+: • 0% of loaned amount

1	These cost of insurance charge rates may not be representative of the rates that a typical Policy Owner will pay. These rates may vary by a number of factors, including but not limited to, the Insured’s issue age, Policy Year, tobacco use classification and risk classification. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at 1-800-548-0073.

2	For policies issued on or before December 31, 2019, the maximum cost of insurance charge rates are based on 100% of the ultimate 2001 Commissioners’ Standard Ordinary (2001 CSO), Age-Last Birthday, Gender and Smoker Distinct Table, or, for policies issued in Montana, the maximum cost of insurance rates are based on 100% of the ultimate 2001 Commissioners’ Standard Ordinary (2001 CSO), Age-Last Birthday, Unisex and Smoker Distinct Table. For policies issued after December 31, 2019, the maximum cost of insurance charge rates are based on 100% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO) Age-Last Birthday, Gender and Smoker Distinct Table, or, for policies issued in Montana, the maximum cost of insurance rates are based on 100% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO) Age-Last Birthday, Unisex and Smoker Distinct Table.

3	The rates shown for “representative insured” are first year rates only.

4	The monthly Mortality & Expense Risk Charge is deducted from the then current Account Values in the Divisions of the Separate Account. This charge will be determined by multiplying one-twelfth of the Mortality & Expense Risk Charge Percentage by the Account Values in the Divisions of the Separate Account.

5	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

•	The Rider Charges sub-section in the Fee Tables section is replaced with the following:

Rider Charges

This table describes: (1) charges you will pay at the time you exercise a rider; and (2) any ongoing charges associated with a rider.

Rider Charge	When Charge is Deducted	Amount Deducted
For policies issued on, before or after December 31, 2019
Overloan Protection Rider	Once, upon activation of the rider	Maximum percentage of Account Value: [1] • 3.71%	Minimum percentage of Account Value: [1] • 1.02%
Overloan Protection Rider charge for an 80 year old	Once, upon activation of the rider	3.19% of Account Value
Waiver of Monthly Charges Rider [2]	Monthly, on the policy’s Monthly Calculation Date	Maximum rate per $100 of Monthly Deduction: [3] • $11.98	Minimum rate per $100 of Monthly Deduction:[3] • $4.55
Waiver of Monthly Charges Rider charge for a 45 year old male, nonsmoker, in the standard risk classification	Monthly, on the policy’s Monthly Calculation Date	Rate per $100 of Monthly Deduction: [3] • $10.29
Cash Surrender Value Enhancement Rider	When you pay premium	Maximum: Years 1 – 7: • 1.00% of each premium payment Years 8+: • 0.00%

Page 2 of 14	L8097_19_01

For policies issued on or before December 31, 2019
Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge) [4,5]	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $36.72 per $1,000 of Insurance Risk	Minimum: • $0.01 per $1,000 of Insurance Risk
Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge) for a 45 year old male, nonsmoker, in the standard risk classification [6]	Monthly, on the policy’s Monthly Calculation Date	• $0.04 per $1,000 of Insurance Risk
Supplemental Monthly Term Insurance Rider (Face Amount Charge)	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $0.05 per $1,000 Term Selected Face Amount	Current: Policy Years 1 – 2: • $0.05 per $1,000 Term Selected Face Amount Policy Years 3+: • $0.03 per $1,000 Term Selected Face Amount
For policies issued after December 31, 2019
Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge) [4,5]	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $31.33 per $1,000 of Insurance Risk	Minimum: • $0.01 per $1,000 of Insurance Risk
Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge) for a 45 year old male, nonsmoker, in the standard risk classification [6]	Monthly, on the policy’s Monthly Calculation Date	• $0.04 per $1,000 of Insurance Risk
Supplemental Monthly Term Insurance Rider (Face Amount Charge)	Monthly, on the policy’s Monthly Calculation Date	Maximum: • $0.025 per $1,000 Term Selected Face Amount	Current: • $0.025 per $1,000 Term Selected Face Amount

1	The charge is assessed once at the time the Overloan Protection Rider is activated. The applicable percentage of Account Value varies by Attained Age, 75 – 95.

2	The charges for the waiver of monthly charges rider vary by Attained Age. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the waiver of monthly charges rider charges, you can request a personalized illustration from your registered representative by calling our Administrative Office at 1-800-665-2654.

3	The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) cost of insurance charge for the base coverage, (b) policy administrative charge, (c) base face amount charge, and (d) any applicable rider charges.

4	These cost of insurance charge rates may not be representative of the rates that a typical Policy Owner will pay. These rates may vary by a number of factors, including but not limited to, the Insured’s issue age, Policy Year, tobacco use classification and risk classification. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at 1-800-665-2654.

5	For policies issued on or before December 31, 2019, the maximum cost of insurance rates are based on 125% of the ultimate 2001 Commissioners’ Standard Ordinary (2001 CSO), Age-Last Birthday, Gender and Smoker Distinct Table, or, for policies issued in Montana, the maximum cost of insurance rates are based on 125% of the ultimate 2001 Commissioners’ Standard Ordinary (2001 CSO), Age-Last Birthday, Unisex and Smoker Distinct Table. For policies issued after December 31, 2019, the maximum cost of insurance charge rates are based on 125% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO) Age-Last Birthday, Gender and Smoker Distinct Table, or, for policies issued in Montana, the maximum cost of insurance rates are based on 125% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO) Age-Last Birthday, Unisex and Smoker Distinct Table.

6	The rates shown for the “representative insured” are first year rates only.

Page 3 of 14	L8097_19_01

Premiums

•	The third paragraph under Annual Target Premium in the Premium Payments and Payment Plans sub-section of the Premiums section is replaced with the following:

The following tables show the Annual Target Premium at certain ages for a policy with a Base Selected Face Amount of $100,000 in all years, under Death Benefit Option 1.

Annual Target Premium – $100,000 Base Selected Face Amount (Death Benefit Option 1)

For policies issued on or before December 31, 2019

Class	25	Issue Age 40	55
Male Tobacco	$2,944	$4,834	$7,816
Female Tobacco	$2,615	$4,408	$7,215
Unisex Tobacco	$2,879	$4,749	$7,694
Male Non-Tobacco	$2,375	$3,997	$6,680
Female Non-Tobacco	$2,089	$3,568	$5,977
Unisex Non-Tobacco	$2,318	$3,911	$6,538

For policies issued after December 31, 2019

Class	25	Issue Age 40	55
Male Tobacco	$2,590	$4,369	$7,139
Female Tobacco	$2,309	$3,989	$6,644
Unisex Tobacco	$2,536	$4,296	$7,045
Male Non-Tobacco	$2,011	$3,416	$5,700
Female Non-Tobacco	$1,765	$3,033	$5,172
Unisex Non-Tobacco	$1,964	$3,344	$5,601

Death Benefit

•	Guideline Premium Test in the Minimum Death Benefit sub-section of the Death Benefit section is replaced with the following:

Guideline Premium Test. Under this test, the Minimum Death Benefit on any date is equal to a percentage of the Account Value on that date. The Minimum Death Benefit percentage varies only by the Attained Age of the Insured.

The multiple factors for the Cash Value Accumulation Test and the Guideline Premium Test are shown below.

Your choice of the Guideline Premium Test or the Cash Value Accumulation Test will depend on how you intend to pay premiums. You should review policy illustrations of both approaches with your registered representative to determine how the policy works under each test, and which is best for you.

For policies issued on or before December 31, 2019

Cash Value Accumulation Test, Male, Non-Tobacco				Cash Value Accumulation Test, Male, Tobacco
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
18	852%	57	230	18	686%	57	202
19	825	58	224	19	664	58	197
20	799	59	217	20	643	59	192
21	773	60	211	21	622	60	187
22	748	61	205	22	603	61	183
23	724	62	199	23	583	62	178
24	700	63	194	24	565	63	174

Page 4 of 14	L8097_19_01

25	677	64	188	25	547	64	170
26	654	65	183	26	530	65	167
27	633	66	179	27	514	66	163
28	612	67	174	28	497	67	160
29	591	68	170	29	482	68	157
30	572	69	166	30	466	69	154
31	552	70	162	31	451	70	151
32	533	71	158	32	437	71	148
33	515	72	154	33	422	72	145
34	497	73	151	34	409	73	142
35	480	74	148	35	395	74	140
36	464	75	144	36	382	75	137
37	448	76	141	37	370	76	135
38	432	77	139	38	358	77	133

Cash Value Accumulation Test, Male, Non-Tobacco				Cash Value Accumulation Test, Male, Tobacco
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
39	418	78	136	39	346	78	130
40	403	79	133	40	335	79	128
41	390	80	131	41	324	80	127
42	376	81	129	42	314	81	125
43	364	82	127	43	304	82	123
44	351	83	124	44	295	83	121
45	340	84	123	45	286	84	120
46	329	85	121	46	277	85	118
47	318	86	119	47	269	86	117
48	308	87	117	48	261	87	116
49	298	88	116	49	253	88	114
50	288	89	114	50	246	89	113
51	279	90	113	51	239	90	112
52	270	91	111	52	232	91	110
53	261	92	109	53	225	92	109
54	253	93	107	54	219	93	107
55	245	94	104	55	213	94	104
56	238	95	100	56	207	95	100

Page 5 of 14	L8097_19_01

Cash Value Accumulation Test, Female, Non-Tobacco				Cash Value Accumulation Test, Female, Tobacco
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
18	986%	57	257	18	778%	57	218
19	951	58	249	19	760	58	212
20	918	59	242	20	734	59	207
21	886	60	235	21	708	60	202
22	855	61	228	22	683	61	197
23	825	62	222	23	659	62	192
24	796	63	216	24	637	63	187
25	768	64	210	25	614	64	183
26	741	65	204	26	593	65	179
27	715	66	198	27	573	66	175
28	690	67	193	28	553	67	171
29	666	68	188	29	534	68	167
30	642	69	183	30	516	69	163
31	620	70	178	31	498	70	160
32	598	71	174	32	481	71	157
33	577	72	169	33	465	72	154
34	557	73	165	34	449	73	151
35	538	74	161	35	434	74	148
36	519	75	157	36	419	75	145
37	501	76	154	37	405	76	142
38	484	77	150	38	392	77	140
39	67	78	147	39	379	78	137

Cash Value Accumulation Test, Female, Non-Tobacco				Cash Value Accumulation Test, Female, Tobacco
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
40	451	79	144	40	366	79	135
41	436	80	140	41	354	80	133
42	421	81	137	42	343	81	131
43	406	82	135	43	332	82	128
44	393	83	132	44	321	83	127
45	379	84	129	45	310	84	125
46	366	85	127	46	301	85	123
47	354	86	124	47	291	86	121
48	342	87	122	48	282	87	119
49	331	88	120	49	273	88	118
50	320	89	118	50	265	89	116
51	310	90	115	51	257	90	114
52	300	91	113	52	250	91	112
53	291	92	110	53	243	92	110
54	282	93	107	54	236	93	107
55	273	94	104	55	230	94	104
56	265	95	100	56	223	95	100

Page 6 of 14	L8097_19_01

For policies issued after December 31, 2019

Cash Value Accumulation Test, Male, Non-Tobacco				Cash Value Accumulation Test, Male, Tobacco
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
18	1003%	57	267	18	786%	57	217
19	971	58	258	19	760	58	211
20	941	59	250	20	735	59	205
21	911	60	242	21	711	60	199
22	882	61	234	22	687	61	194
23	853	62	227	23	664	62	189
24	826	63	220	24	642	63	184
25	798	64	213	25	621	64	179
26	772	65	206	26	600	65	175
27	746	66	200	27	580	66	171
28	720	67	194	28	560	67	167
29	695	68	189	29	541	68	163
30	670	69	183	30	522	69	160
31	646	70	178	31	504	70	156
32	623	71	173	32	487	71	153
33	601	72	168	33	470	72	150
34	580	73	164	34	454	73	147
35	560	74	159	35	439	74	145
36	541	75	155	36	424	75	142
37	522	76	151	37	409	76	140
38	505	77	148	38	396	77	137

Cash Value Accumulation Test, Male, Non-Tobacco				Cash Value Accumulation Test, Male, Tobacco
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
39	488	78	144	39	383	78	135
40	472	79	141	40	370	79	133
41	456	80	137	41	358	80	131
42	441	81	134	42	347	81	129
43	426	82	132	43	336	82	127
44	412	83	129	44	325	83	125
45	398	84	126	45	315	84	123
46	385	85	124	46	305	85	121
47	372	86	122	47	295	86	119
48	360	87	119	48	286	87	118
49	348	88	117	49	277	88	116
50	336	89	115	50	269	89	114
51	325	90	113	51	260	90	113
52	314	91	111	52	253	91	111
53	304	92	109	53	245	92	109
54	294	93	107	54	238	93	107
55	285	94	104	55	230	94	104
56	275	95	100	56	224	95	100

Page 7 of 14	L8097_19_01

Cash Value Accumulation Test, Female, Non-Tobacco				Cash Value Accumulation Test, Female, Tobacco
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
18	1171%	57	292	18	899%	57	232
19	1130	58	283	19	867	58	225
20	1090	59	273	20	836	59	219
21	1051	60	264	21	805	60	213
22	1014	61	256	22	776	61	207
23	978	62	247	23	748	62	201
24	943	63	239	24	721	63	196
25	909	64	232	25	695	64	191
26	876	65	224	26	670	65	186
27	845	66	217	27	645	66	181
28	814	67	210	28	622	67	177
29	785	68	204	29	599	68	172
30	757	69	198	30	578	69	168
31	730	70	192	31	557	70	165
32	703	71	186	32	537	71	161
33	678	72	180	33	517	72	157
34	654	73	175	34	499	73	154
35	631	74	170	35	481	74	151
36	609	75	165	36	464	75	147
37	588	76	160	37	448	76	144
38	568	77	156	38	433	77	141
39	549	78	152	39	418	78	139

Cash Value Accumulation Test, Female, Non-Tobacco				Cash Value Accumulation Test, Female, Tobacco
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
40	530	79	148	40	404	79	136
41	512	80	144	41	391	80	133
42	494	81	140	42	378	81	131
43	477	82	137	43	365	82	128
44	461	83	134	44	353	83	126
45	445	84	131	45	341	84	124
46	429	85	128	46	330	85	122
47	414	86	125	47	319	86	120
48	400	87	122	48	308	87	119
49	386	88	120	49	298	88	117
50	372	89	117	50	289	89	115
51	359	90	115	51	280	90	113
52	347	91	113	52	271	91	111
53	335	92	110	53	262	92	109
54	324	93	107	54	254	93	107
55	313	94	104	55	247	94	104
56	302	95	100	56	239	95	100

Page 8 of 14	L8097_19_01

For policies issued on, before, or after December 31, 2019

Guideline Premium Test
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
18	250%	57	142
19	250	58	138
20	250	59	134
21	250	60	130
22	250	61	128
23	250	62	126
24	250	63	124
25	250	64	122
26	250	65	120
27	250	66	119
28	250	67	118
29	250	68	117
30	250	69	116
31	250	70	115
32	250	71	113
33	250	72	111
34	250	73	109
35	250	74	107
36	250	75	105
37	250	76	105
38	250	77	105
39	250	78	105
40	250	79	105

Guideline Premium Test
Attained Age	Minimum Death Benefit Percentage	Attained Age	Minimum Death Benefit Percentage
41	243	80	105
42	236	81	105
43	229	82	105
44	222	83	105
45	215	84	105
46	209	85	105
47	203	86	105
48	197	87	105
49	191	88	105
50	185	89	105
51	178	90	105
52	171	91	104
53	164	92	103
54	157	93	102
55	150	94	101
56	146	95	100

Charges and Deductions

•	The third paragraph under Cost of Insurance Charge in the Monthly Charges Against the Account Value sub-section of the Charges and Deductions section is replaced with the following:

The guaranteed maximum cost of insurance charge rates associated with your policy are shown in the policy’s specifications pages. For policies issued on or before December 31, 2019, these rates are calculated using the 2001 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the insured on his/her last birthday. For policies issued after December 31, 2019, these rates are calculated using the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the insured on his/her last birthday.

Page 9 of 14	L8097_19_01

•	Base Face Amount Charge in the Monthly Charges Against the Account Value sub-section of the Charges and Deductions section is replaced with the following:

Base Face Amount Charge. We currently deduct a monthly base face amount charge from the policy. We use this charge to reimburse us for the underwriting costs. We base this charge on the greater of: the Initial Base Selected Face Amount; or the initial premium multiplied by the applicable Minimum Death Benefit percentage (based on the Insured’s Attained Age at the time of calculation). For policies issued on or before December 31, 2019, this charge is guaranteed not to exceed $0.05 per $1,000 of the amount calculated in accordance with the preceding sentence. For policies issued after December 31, 2019, this charge is guaranteed not to exceed $0.025 per $1,000 of the amount calculated in accordance with the preceding sentence.

Other Benefits Available Under the Policy

•	The fifth paragraph under the Supplemental Monthly Term Insurance Rider sub-sub-section of the Additional Benefits You Can Get by Rider sub-section of the Other Benefits Available Under the Policy section is replaced with the following:

If you compare a policy with the Term Rider to one that provides the same amount of total coverage without the Term Rider, the policy with the Term Rider will, in most cases, have a lower Annual Target Premium and lower premium load charges (assuming the same premium payments are made on both polices). The following tables show the estimated Annual Target Premium and estimated premium load charge for a policy with a $1,000,000 Base Selected Face Amount and a policy with a $500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount. Assuming an annual premium payment of $47,580 for policies issued on or before December 31, 2019, or $40,490 for policies issued after December 31, 2019, the estimated premium load charge is less for the policy that has allocated a portion of the coverage to the Term Rider. This is because the Annual Target Premium is calculated based on the coverage provided under the base policy only and does not take into account coverage provided under the Term Rider.

For policies issued on or before December 31, 2019

	$1,000,000 Base Selected Face Amount	$500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount
Estimated Annual Target Premium*	$47,580	$23,790
Estimated Premium Load Charge*	$2,616.90	$1,855.62
*	Assumes policy issued to a 45 year-old male non-smoker and is funded with a $47,580 annual premium payment

For policies issued after December 31, 2019

	$1,000,000 Base Selected Face Amount	$500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount
Estimated Annual Target Premium*	$40,490	$20,245
Estimated Premium Load Charge*	$2,247.20	$1,589.23
*	Assumes policy issued to a 45 year-old male non-smoker and is funded with a $40,490 annual premium payment

•	Rider Face Amount Charge in the Supplemental Monthly Term Insurance Rider sub-sub-section of the Additional Benefits You Can Get by Rider sub-section of the Other Benefits Available Under the Policy section is replaced with the following:

This charge is based on the initial Term Selected Face Amount. For policies issued on or before December 31, 2019, this charge is guaranteed not to exceed $0.05 per $1,000 of Term Selected Face Amount. For policies issued after December 31, 2019, this charge is guaranteed not to exceed $0.025 per $1,000 of Term Selected Face Amount.

•	The first paragraph under Term Rider Cost of Insurance Charge in the Supplemental Monthly Term Insurance Rider sub-sub-section of the Additional Benefits You Can Get by Rider sub-section of the Other Benefits Available Under the Policy section is replaced with the following:

The amount of this charge is equal to the monthly insurance rate multiplied by each $1,000 of monthly term insurance that requires a charge (calculated as described below). Monthly rates may be changed by us from time to time. However, the rates for the Term Rider will never be more than the guaranteed maximum rates shown in the policy specifications. For policies issued on or before December 31, 2019, these rates are calculated using 125% of the 2001 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex may be required in some states), the non-smoker or smoker table, and age of the Insured on his/her last birthday. For policies issued after December 31, 2019, these rates are calculated using the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the insured on his/her last birthday.

Page 10 of 14	L8097_19_01

Appendix A

•	The first paragraph under the Examples of Premium Load Charge Blending section in Appendix A is replaced with the following:

The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:

•	The policy is in Policy Year 2, policy month 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Selected Face Amount is $200,000.
•	The policy is issued on a guaranteed basis for a 45 year-old male nonsmoker.
•	The policy is funded by seven annual premium payments of $47,580 for policies issued on or before December 31, 2019, or $40,490 for policies issued after December 31, 2019.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 2, policy month 1 is $100,000.
•	The monthly equivalent of the minimum annual interest rate for the fixed account value is 0.0008295.

•	The Percent of Premium Charge sub-section of the Examples of Premium Load Charge Blending section in Appendix A is replaced with the following:

Percent of Premium Charge

For policies issued on or before December 31, 2019

Total Percent of Premium Charge: Deducted from each premium payment

Policy Year	Target Premium Charge	Excess Premium Charge	Target Premium Paid	Excess Premium Paid
2	5.55%	2.30%	$ 38,064	$ 9,516

Using the charges in the table above and the assumptions in the example listed above, the total Percent of Premium Charge is calculated as shown below.

Total Percent of Premium Charge =

[(Target Premium) x (Target Premium’s Percent of Premium Charge)]

+

[(Excess Premium) x (Excess Premium’s Percent of Premium Charge)]

= [($38,064) x (0.0555)]

+

[($9,516) x (0.023)]

= $2,331.42 of the premium received during Policy Year 2

For policies issued after December 31, 2019

Total Percent of Premium Charge: Deducted from each premium payment

Policy Year	Target Premium Charge	Excess Premium Charge	Target Premium Paid	Excess Premium Paid
2	5.55%	2.30%	$ 32,392	$ 8,098

Page 11 of 14	L8097_19_01

Using the charges in the table above and the assumptions in the example listed above, the total Percent of Premium Charge is calculated as shown below.

Total Percent of Premium Charge =

[(Target Premium) x (Target Premium’s Percent of Premium Charge)]

+

[(Excess Premium) x (Excess Premium’s Percent of Premium Charge)]

= [($32,392) x (0.0555)]

+

[($8,098) x (0.023)]

= $1,984.01 of the premium received during Policy Year 2

•	The Face Amount Charge sub-section of the Examples of Premium Load Charge Blending section in Appendix A is replaced with the following:

Face Amount Charge

For policies issued on or before December 31, 2019

Total Selected Face Amount Charge: Deducted Monthly from Cash Value

Policy Year	Base Selected Face Amount Monthly Charge per $1,000 of Face Amount	Term Selected Face Amount Monthly Charge per $1,000 of Face Amount
2	$0.054	$0.054

Using the charges in the table above and the assumptions in the example listed above, the Total Selected Face Amount charge is calculated as shown below.

Total Selected Face Amount Charge per Month =

[(Base Selected Face Amount) x (Base Selected Face Amount Charge)]

+

[(Term Selected Face Amount) x (Term Selected Face Amount Charge)]

= [($800,000)/1,000 x ($0.054)]

+

[($200,000)/1,000 x ($0.054)]

= [($800) x ($0.054)]

+

[($200) x ($0.054)]

= [($43.20)]

+

[($10.80)]

= $54.00 deducted monthly from the Cash Value in Policy Year 2

For policies issued after December 31, 2019

Total Selected Face Amount Charge: Deducted Monthly from Cash Value

Policy Year	Base Selected Face Amount Monthly Charge per $1,000 of Face Amount	Term Selected Face Amount Monthly Charge per $1,000 of Face Amount
2	$0.025	$0.025

Page 12 of 14	L8097_19_01

Using the charges in the table above and the assumptions in the example listed above, the Total Selected Face Amount charge is calculated as shown below.

Total Selected Face Amount Charge per Month =

[(Base Selected Face Amount) x (Base Selected Face Amount Charge)]

+

[(Term Selected Face Amount) x (Term Selected Face Amount Charge)]

= [($800,000)/1,000 x ($0.025)]

+

[($200,000)/1,000 x ($0.025)]

= [($800) x ($0.025)]

+

[($200) x ($0.025)]

= [($20.00)]

+

[($5.00)]

= $25.00 deducted monthly from the Cash Value in Policy Year 2

Appendix C

•	The Example of Amount of Monthly Term Insurance and Term Cost of Insurance Charge Calculation section in Appendix C is replaced with the following:

Example of Amount of Monthly Term Insurance and Term Cost of Insurance Charge Calculation

The calculations below show an example of how the amount of monthly term insurance and the corresponding term cost of insurance charge would be determined using a sample policy with the term rider assuming the following:

•	The policy is in Policy Year 6, policy month 1.
•	The policy is issued on a guaranteed basis for a 45 year-old male non-smoker.
•	The policy is issued under the Cash Value Accumulation Test.
•	The policy’s Death Benefit Option is Option 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Rider Selected Face Amount is $200,000.
•	The policy is funded by seven annual premium payments of $47,580 for policies issued on or before December 31, 2019, or $40,490 for policies issued after December 31, 2019.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 6, policy month 1 is $300,000 for policies issued on or before December 31, 2019, or $250,000 for policies issued after December 31, 2019.
•	The Minimum Death Benefit factor for a 50 year-old male non-smoker is 2.88 for policies issued on or before December 31, 2019, or 3.36 for policies issued after December 31, 2019.
•	The monthly equivalent of the minimum annual interest rate for the fixed Account Value is 0.0008295.
•	The term monthly cost of insurance charge per $1,000 of Insurance Risk in Policy Year 6 is $0.09.

For policies issued on or before December 31, 2019

Amount of monthly term insurance

The calculation of the amount of monthly term insurance in Policy Year 6, policy month 1 is shown below:

Amount of monthly term insurance

= Term Selected Face Amount – (Minimum Death Benefit – Base Selected Face Amount)*

= $200,000 – (($300,000 x 2.88) – $800,000)

= $200,000 – ($864,000 – $800,000)

= $200,000 – $64,000

= $136,000 of monthly term insurance in Policy Year 6, policy month 1

*	This amount will not be less than zero.

Monthly Term Insurance Cost of Insurance Charge

The calculation of the term cost of insurance charge in Policy Year 6, policy month 1 is shown below:

Term Rider Cost of Insurance Charge

= [(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]

= [($136,000/1.0008295)/1,000] x $0.09

= [$135,887.28/1,000] x $0.09

= $135.89 x $0.09

= $12.23 deducted from the cash value in the first month of Policy Year 6 for the monthly term cost of insurance charge

Page 13 of 14	L8097_19_01

For policies issued after December 31, 2019

Amount of monthly term insurance

The calculation of the amount of monthly term insurance in Policy Year 6, policy month 1 is shown below:

Amount of monthly term insurance

= Term Selected Face Amount – (Minimum Death Benefit – Base Selected Face Amount)*

= $200,000 – (($250,000 x 3.36) – $800,000)

= $200,000 – ($840,000 – $800,000)

= $200,000 – $40,000

= $160,000 of monthly term insurance in Policy Year 6, policy month 1

*	This amount will not be less than zero.

Monthly Term Insurance Cost of Insurance Charge

The calculation of the term cost of insurance charge in Policy Year 6, policy month 1 is shown below:

Term Rider Cost of Insurance Charge

= [(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]

= [($160,000/1.0008295)/1,000] x $0.09

= [$159,867.39/1,000] x $0.09

= $159.87 x $0.09

= $14.39 deducted from the cash value in the first month of Policy Year 6 for the monthly term cost of insurance charge

The changes to the Statement of Additional Information are as follows:

Additional Information

•	The first paragraph under the Underwriting Procedures sub-section of the Additional Information section is replaced with the following:

Underwriting is prescribed at the group level, based on analysis of the group’s characteristics. A Case may be assigned either Full Underwriting, Simplified Issue Underwriting or Guaranteed Issue Underwriting. Current cost of insurance charges will vary by the type of underwriting performed. For policies issued on or before December 31, 2019, the guaranteed maximum cost of insurance charges are based on the 2001 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the insured on his/her last birthday. For policies issued after December 31, 2019, the guaranteed maximum cost of insurance charges are based on the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the insured on his/her last birthday.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 665-2654 (Monday through Friday, 8 a.m. - 5 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Page 14 of 14	L8097_19_01

PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit (a)	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-22557 filed February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, Inc. and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333 202684 filed March 12, 2015

ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 by and between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of Massachusetts Mutual Variable Life Separate Account I — Incorporated by reference to Registration Statement File No. 333-22557 filed April 28, 2015

iii.	Template for Insurance Products Distribution Agreement (MMLD) (Version 04/15) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-206438 filed December 15, 2015

Exhibit (d)	i.	Form of Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

ii.	Form of Cash Surrender Value Enhancement Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

iii.	Form of Overloan Protection Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

iv.	Form of Supplemental Monthly Term Insurance Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

v.	Form of Waiver of Monthly Charges Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

Exhibit (e)	Application for Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

Exhibit (f)	i.	Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit (g)	Not Applicable

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

a.	AIM Funds (Invesco Funds)

1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

2.	Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

3.	Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

b.	American Century Funds

1.	Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendments Nos. 1 (MML Bay State Life Insurance Company becomes a party to the Agreement), 2, 3 and 4 dated and effective as of May 1, 1999, September 1, 1999, January 1, 2000 and August 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment No. 5 effective as of November 1, 2008 — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-50410 filed April 28, 2009

•	Amendment No. 6 effective as of March 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendment No. 7 effective July 1, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

c.	BlackRock Funds

1.	Participation Agreement dated as of February 1, 2017 (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Participation Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

2.	Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Administrative Services Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

3.	Distribution & Marketing Support Agreement effective February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment effective September 17, 2018 to the Distribution & Marketing Support Agreement dated as of February 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

d.	Delaware Funds

1.	Participation Agreement dated as of October 10, 2016 (Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Service Agreement dated as of October 10, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Delaware Funds Dealer’s Agreement dated October 24, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

e.	Dreyfus Funds

1.	Fund Participation Agreement dated as of January 1, 2017 (Each Participating Fund, The Dreyfus Corporation including MBSC Securities Corporation and Massachusetts Mutual Life Insurance

Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Administrative Services Agreement effective as of January 1, 2017 (The Dreyfus Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Distribution Advanced Market Agreement dated January 1, 2017 (MBSC Securities Corporation, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) — Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-22557 filed April 26, 2017

f.	Eaton Vance Funds

1.	Participation Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and Massachusetts Mutual Life Insurance Company and its Separate Accounts) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Shareholder Servicing Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

g.	Fidelity® Funds

1.	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

•	First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

•	Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

2.	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

3.	Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	First Amendment dated October 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Second Amendment dated May 22, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

4.	Service Agreement dated October 1, 1999 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Amendment dated May 22, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

•	Second Amendment dated December 13, 2017 — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

h.	Franklin Templeton Funds

1.	Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

•	Amendment effective April 15, 2001 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-50410 filed April 25, 2012

•	Amendments Nos. 2 and 3 effective May 1, 2003 and June 5, 2007 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment No. 4 dated October 25, 2010 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011

•	Addendum (MML Distributors, LLC) effective as of March 20, 2012 — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-50410 filed April 24, 2013

•	Amendment effective as of January 15, 2013 — Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

•	Amendment No. 6 executed as of August 6, 2014 — Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement File No. 333-50410 filed April 28, 2015

•	Amendment No. 7 dated October 14, 2016 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

2.	Franklin Templeton Administrative Services Agreement (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) dated May 1, 2002 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 1 signed August 10, 2005 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 2 dated December 28, 2007 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

•	Amendment No. 3 dated October 14, 2016 — Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

i.	Goldman Sachs Funds

1.	Participation Agreement dated October 23, 1998 (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-65887 filed April 24, 2013

•	Amendment effective November 1, 1999 and Amendments Nos. 2, 3 and 4 effective May 1, 2000, April 15, 2001 and May 1, 2003 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on File No. 333-50410 filed April 25, 2008

•	Amendment No. 5 effective April 6, 2011 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on File No. 333-65887 filed April 25, 2012

•	Amendment No. 6 dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-65887 filed April 26, 2017

2.	Service Agreement dated October 1, 2016 for Service Class Shares (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC, MML Distributors, LLC and MML Strategic Distributors, LLC) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

j.	Ivy Funds

1.	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

•	First Amendment dated January 18, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

•	Second Amendment dated June 12, 2015 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

•	Third Amendment dated February 18, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

•	Fourth Amendment dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

•	Fifth Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

2.	Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Amendment No. 1 effective April 1, 2014 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•	Amendment No. 2 effective April 15, 2015 — Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-206438 filed April 27, 2016

•	Amendment No. 3 dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-206438 filed April 26, 2017

k.	JP Morgan Funds

1.	Fund Participation Agreement effective as of December 15, 2016 (JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Supplemental Payment Agreement (for administrative services) effective December 15, 2016 (J.P. Morgan Investment Management Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

l.	Lord Abbett Series Funds

1.	Fund Participation Agreement as of February 7, 2017 (Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

2.	Service Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

3.	Administrative Services Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

m.	MFS® Funds

1.	Amended and Restated Participation Agreement dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

2.	Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

n.	MML Funds

1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

•	First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•	Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

•	Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

•	Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

o.	MML II Funds

1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

•	First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•	Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

•	Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•	Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File
No. 333-122804 filed March 1, 2013

•	Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

p.	PIMCO Funds

1.	Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, PIMCO Investments, LLC, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment No. 1 effective as of June 30, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

•	Termination, New Agreements and Amendments dated November 10, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•	Amendment effective as of May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•	Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

2.	Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

3.	Services Agreement effective as of April 21, 2006 (PIMCO, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

4.	Services Agreement (Distributor) for Administrative Class Shares of PIMCO Variable Insurance Trust (PIMCO Investments LLC and Massachusetts Mutual Life Insurance Company) as of March 1, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

5.	Services Agreement (Trust) for Administrative Class Shares of PIMCO Variable Insurance Trust (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective as of March 1, 2017 — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

q.	T. Rowe Price Funds

1.	Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•	Amendments effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party), May 1, 2006, and January 7, 2008 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•	Amendment effective March 21, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

•	Amendment effective September 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-22557 filed April 26, 2017

r.	Voya Funds

1.	Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

•	Amendments dated May 28, 2007 and April 3, 2008 — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

•	Amendment dated September 6, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•	Amendment dated May 27, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•	Amendment dated January 17, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•	Amendment dated December 23, 2014 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

•	Amendment dated June 29, 2016 — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.	Delaware VIP Trust, Delaware Distributors, L.P. dated as of October 10, 2016 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

d.	Eaton Vance dated as of January 30, 2017 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

e.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

f.	Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

g.	Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

h.	Ivy Funds Variable Insurance Portfolios dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

i.	MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

j.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

k.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

l.	PIMCO Variable Insurance Trust dated April 2, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

m.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•	Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) — Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

n.	Voya Investors Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered **

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

•	Separate Account Financial Statements **
•	Company Financial Statements **

ii.	Powers of Attorney for:

•	Roger W. Crandall
•	Karen H. Bechtel
•	Mark T. Bertolini
•	Karen A. Corbet
•	James H. DeGraffenreidt, Jr.
•	Isabel D. Goren
•	Jeffrey H. Leiden
•	Laura J. Sen
•	William T. Spitz
•	H. Todd Stitzer
•	Elizabeth A. Ward

•	Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

iii.	Power of Attorney for:

•	Sean Newth

•	Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-50410 filed November 21, 2017

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum dated April 23, 2019, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

*	filed herewith
**	to be filed by amendment

Item 27.	Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
151 Farmington Avenue	1340 Smith Avenue	16228 Shadybank Drive
Hartford, CT 06156	Suite 200	Dallas, TX 7524
Baltimore, MD 21209

Jeffrey M. Leiden, Director	Laura J. Sen, Director	William T. Spitz, Director
50 Northern Avenue	95 Pembroke Street, Unit 1	16 Wynstone
Boston, MA 02210	Boston, MA 02118	Nashville, TN 37215

H. Todd Stitzer, Lead Director
1312 Casey Key Road
Nokomis, FL 34275

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	Melvin T. Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Chief Accounting Officer and Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 6 to Registration Statement File No. 333-206438, as filed with the Securities and Exchange Commission on August 29, 2019.

Item 29.	Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts that utilize the following registered separate accounts of Talcott Resolution Life Insurance Company:

Talcott Resolution Life Insurance Company - DC Variable Account I

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b)	MMLIS and MML Distributors are the principal underwriters for this policy. The following people are officers and directors of MMLIS and member representative and officers of MML Distributors:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Christine Frederick	Chief Compliance Office	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

H. Bradford Hoffman	Vice President	*

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*	1295 State Street, Springfield, MA 01111-0001

MEMBER REPRESENTATIVE AND OFFICERS OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Chief Executive Officer and President	**

Nathan Hall	Chief Financial Officer and Treasurer	*

Michael Fanning	Member Representative	*

Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Kevin LaComb	Assistant Treasurer	*

Edward K. Duch, III	Assistant Secretary	*

Susan Scanlon	Chief Compliance Officer	*

Barbara Upton	Assistant Vice President and Continuing Education Officer	**

Stephen Alibozek	Entity Contracting Officer	*

Donna Watson	Assistant Treasurer	**

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Cindy Belmore	Chief Risk Officer	**

Mario Morton	Registration Manager	*

Michael Dunn	Worksite Product Distribution Officer	**

Aruna Hobbs	Vice President	One Marina Parke Avenue Boston, MA 02210

Tina Wilson	Vice President	**

Teresa Hassara	Vice President	**

Kelly Pirotta	AML Compliance Officer	*

Paul LaPiana	Vice President	*

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, at its satellite office, 100 Bright Meadow Boulevard, Enfield, CT 06082

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Flexible Premium Variable Adjustable Life Insurance Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, has duly caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-215823 to be signed on its behalf by the undersigned, duly authorized, in the City of Springfield, and the Commonwealth of Massachusetts on this 29th day of August, 2019.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 4 to Registration Statement No. 333-215823 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	August 29, 2019
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	August 29, 2019
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Chief Accounting Officer and Corporate Controller	August 29, 2019
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	August 29, 2019
Mark T. Bertolini

KAREN H. BECHTEL *	Director	August 29, 2019
Karen H. Betchel

KATHLEEN A. CORBET *	Director	August 29, 2019
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	August 29, 2019
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	August 29, 2019
Isabella D. Goren

JEFFREY M. LEIDEN *	Director	August 29, 2019
Jeffrey M. Leiden

LAURA J. SEN *	Director	August 29, 2019
Laura J. Sen

WILLIAM T. SPITZ *	Director	August 29, 2019
William T. Spitz

H. TODD STITZER *	Director	August 29, 2019
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit